Expense Example - AZL DFA International Core Equity Fund - AZL DFA International Core Equity Fund	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	715
Expense Example, with Redemption, 10 Years	$ 1,595